UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended October 31, 2024:
John Hancock Investment Trust
  John Hancock ESG International Equity Fund
  John Hancock ESG Large Cap Core Fund
  John Hancock Global Environmental Opportunities Fund
  John Hancock Global Thematic Opportunities Fund
  John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class A/JIJAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$146	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class A/JIJAX) returned 42.95% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.

TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class A/JIJAX)	35.83%	10.68%	10.51%
International Dynamic Growth Fund (Class A/JIJAX)—excluding sales charge	42.95%	11.82%	11.55%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988650

474A-A
10/24
12/24

John Hancock International Dynamic Growth Fund
Class C/JIJCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$236	1.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class C/JIJCX) returned 41.86% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.

TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class C/JIJCX)	40.86%	10.99%	10.73%
International Dynamic Growth Fund (Class C/JIJCX)—excluding sales charge	41.86%	10.99%	10.73%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class C shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988650

474A-C
10/24
12/24

John Hancock International Dynamic Growth Fund
Class I/JIJIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$116	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class I/JIJIX) returned 43.28% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.

TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class I/JIJIX)	43.28%	12.10%	11.84%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988650

474A-I
10/24
12/24

John Hancock International Dynamic Growth Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$101	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class NAV) returned 43.36% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.

TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class NAV)	43.36%	12.24%	11.96%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988650

474A-NAV
10/24
12/24

John Hancock International Dynamic Growth Fund
Class R6/JIJRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$102	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class R6/JIJRX) returned 43.40% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.

TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.

The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class R6/JIJRX)	43.40%	12.22%	11.94%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988650

474A-R6
10/24
12/24

John Hancock Global Thematic Opportunities Fund
Class A/JTKAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class A/JTKAX)	$139	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class A/JTKAX) returned 30.83% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class A/JTKAX)	24.29%	6.33%	8.72%
Global Thematic Opportunities Fund (Class A/JTKAX)—excluding sales charge	30.83%	7.42%	9.68%
MSCI ACWI	32.79%	11.08%	11.87%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988628

471A-A
10/24
12/24

John Hancock Global Thematic Opportunities Fund
Class C/JTKCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class C/JTKCX)	$224	1.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class C/JTKCX) returned 29.94% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class C/JTKCX)	28.94%	6.62%	8.86%
Global Thematic Opportunities Fund (Class C/JTKCX)—excluding sales charge	29.94%	6.62%	8.86%
MSCI ACWI	32.79%	11.08%	11.87%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988628

471A-C
10/24
12/24

John Hancock Global Thematic Opportunities Fund
Class I/JTKIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class I/JTKIX)	$110	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class I/JTKIX) returned 31.17% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class I/JTKIX)	31.17%	7.67%	9.95%
MSCI ACWI	32.79%	11.08%	11.87%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988628

471A-I
10/24
12/24

John Hancock Global Thematic Opportunities Fund
Class NAV/JTKNX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class NAV/JTKNX)	$98	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class NAV/JTKNX) returned 31.32% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class NAV/JTKNX)	31.32%	7.80%	10.07%
MSCI ACWI	32.79%	11.08%	11.87%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988628

471A-NAV
10/24
12/24

John Hancock Global Thematic Opportunities Fund
Class R6/JTKRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class R6/JTKRX)	$99	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class R6/JTKRX) returned 31.33% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class R6/JTKRX)	31.33%	7.79%	10.05%
MSCI ACWI	32.79%	11.08%	11.87%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988628

471A-R6
10/24
12/24

John Hancock Global Environmental Opportunities Fund
Class A/JABZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$137	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class A/JABZX) returned 26.32% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.

TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class A/JABZX)	19.98%	0.63%
Global Environmental Opportunities Fund (Class A/JABZX)—excluding sales charge	26.32%	2.23%
MSCI ACWI	32.79%	6.57%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988595

482A-A
10/24
12/24

John Hancock Global Environmental Opportunities Fund
Class C/JABYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$221	1.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class C/JABYX) returned 25.33% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.

TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class C/JABYX)	24.33%	1.47%
Global Environmental Opportunities Fund (Class C/JABYX)—excluding sales charge	25.33%	1.47%
MSCI ACWI	32.79%	6.57%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988595

482A-C
10/24
12/24

John Hancock Global Environmental Opportunities Fund
Class I/JABVX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$109	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class I/JABVX) returned 26.71% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.

TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class I/JABVX)	26.71%	2.47%
MSCI ACWI	32.79%	6.57%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988595

482A-I
10/24
12/24

John Hancock Global Environmental Opportunities Fund
Class R6/JACDX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$96	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class R6/JACDX) returned 26.92% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.

TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class R6/JACDX)	26.92%	2.59%
MSCI ACWI	32.79%	6.57%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988595

482A-R6
10/24
12/24

John Hancock ESG Large Cap Core Fund
Class A/JHJAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class A/JHJAX)	$130	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class A/JHJAX) returned 31.49% (excluding sales charges) for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.

TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.

The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class A/JHJAX)	24.93%	11.77%	12.16%
ESG Large Cap Core Fund (Class A/JHJAX)—excluding sales charge	31.49%	12.92%	12.85%
S&P 500 Index	38.02%	15.27%	14.64%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988566
467A-A
10/24
12/24

John Hancock ESG Large Cap Core Fund
Class C/JHJCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class C/JHJCX)	$216	1.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class C/JHJCX) returned 30.50% (excluding sales charges) for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.

TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.

The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class C/JHJCX)	29.50%	12.08%	12.01%
ESG Large Cap Core Fund (Class C/JHJCX)—excluding sales charge	30.50%	12.08%	12.01%
S&P 500 Index	38.02%	15.27%	14.64%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988566

467A-C
10/24
12/24

John Hancock ESG Large Cap Core Fund
Class I/JHJIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class I/JHJIX)	$101	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class I/JHJIX) returned 31.82% for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.

TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.

The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class I/JHJIX)	31.82%	13.21%	13.14%
S&P 500 Index	38.02%	15.27%	14.64%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988566

467A-I
10/24
12/24

John Hancock ESG Large Cap Core Fund
Class R6/JHJRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class R6/JHJRX)	$88	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class R6/JHJRX) returned 31.97% for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.

TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.

The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class R6/JHJRX)	31.97%	13.33%	13.26%
S&P 500 Index	38.02%	15.27%	14.64%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988566
467A-R6
10/24
12/24

John Hancock ESG International Equity Fund
Class A/JTQAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class A/JTQAX)	$138	1.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG International Equity Fund (Class A/JTQAX) returned 23.86% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | Holdings in technology, the top performing sector in the market, made a sizable contribution to absolute performance. Positions in the semiconductor stocks Taiwan Semiconductor Manufacturing Company, Ltd. and SK Hynix, Inc. (South Korea) were leading contributors, as was the German enterprise software company SAP SE.
Financials | AXA SA (France), ING Groep NV (Netherlands) and Oversea-Chinese Banking Corp., Ltd. (Singapore) were top contributors.
Industrials | Schneider Electric SE (France), a beneficiary of excitement about the growth potential of artificial intelligence, was a leading performer.

TOP PERFORMANCE DETRACTORS
Materials stocks | This was the only area in which the fund’s holdings produced a negative absolute return, but the impact was limited due to the portfolio’s small weighting in the sector.
Specific holdings in Asia | Samsung Electronics Company, Ltd., (South Korea), Keisei Electric Railway Company, Ltd. (Japan), and Eisai Company, Ltd. (Japan) were notable detractors at the individual company level.

The views expressed in this report are exclusively those of the portfolio management team at Boston Common Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG International Equity Fund (Class A/JTQAX)	17.67%	3.97%	6.17%
ESG International Equity Fund (Class A/JTQAX)—excluding sales charge	23.86%	5.04%	6.87%
MSCI ACWI ex USA Index	24.33%	5.78%	6.57%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$94,953,258%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$793,668%
Portfolio turnover rate	$28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

Sector Composition
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988555

469A-A
10/24
12/24

John Hancock ESG International Equity Fund
Class I/JTQIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class I/JTQIX)	$110	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG International Equity Fund (Class I/JTQIX) returned 24.19% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | Holdings in technology, the top performing sector in the market, made a sizable contribution to absolute performance. Positions in the semiconductor stocks Taiwan Semiconductor Manufacturing Company, Ltd. and SK Hynix, Inc. (South Korea) were leading contributors, as was the German enterprise software company SAP SE.
Financials | AXA SA (France), ING Groep NV (Netherlands) and Oversea-Chinese Banking Corp., Ltd. (Singapore) were top contributors.
Industrials | Schneider Electric SE (France), a beneficiary of excitement about the growth potential of artificial intelligence, was a leading performer.

TOP PERFORMANCE DETRACTORS
Materials stocks | This was the only area in which the fund’s holdings produced a negative absolute return, but the impact was limited due to the portfolio’s small weighting in the sector.
Specific holdings in Asia | Samsung Electronics Company, Ltd., (South Korea), Keisei Electric Railway Company, Ltd. (Japan), and Eisai Company, Ltd. (Japan) were notable detractors at the individual company level.

The views expressed in this report are exclusively those of the portfolio management team at Boston Common Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG International Equity Fund (Class I/JTQIX)	24.19%	5.31%	7.14%
MSCI ACWI ex USA Index	24.33%	5.78%	6.57%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$94,953,258%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$793,668%
Portfolio turnover rate	$28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

Sector Composition
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988555

469A-I
10/24
12/24

John Hancock ESG International Equity Fund
Class R6/JTQRX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class R6/JTQRX)	$98	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG International Equity Fund (Class R6/JTQRX) returned 24.39% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | Holdings in technology, the top performing sector in the market, made a sizable contribution to absolute performance. Positions in the semiconductor stocks Taiwan Semiconductor Manufacturing Company, Ltd. and SK Hynix, Inc. (South Korea) were leading contributors, as was the German enterprise software company SAP SE.
Financials | AXA SA (France), ING Groep NV (Netherlands) and Oversea-Chinese Banking Corp., Ltd. (Singapore) were top contributors.
Industrials | Schneider Electric SE (France), a beneficiary of excitement about the growth potential of artificial intelligence, was a leading performer.

TOP PERFORMANCE DETRACTORS
Materials stocks | This was the only area in which the fund’s holdings produced a negative absolute return, but the impact was limited due to the portfolio’s small weighting in the sector.
Specific holdings in Asia | Samsung Electronics Company, Ltd., (South Korea), Keisei Electric Railway Company, Ltd. (Japan), and Eisai Company, Ltd. (Japan) were notable detractors at the individual company level.

The views expressed in this report are exclusively those of the portfolio management team at Boston Common Asset Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG International Equity Fund (Class R6/JTQRX)	24.39%	5.43%	7.25%
MSCI ACWI ex USA Index	24.33%	5.78%	6.57%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$94,953,258%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$793,668%
Portfolio turnover rate	$28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

Sector Composition
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988555

469A-R6
10/24
12/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $262,491 and $244,456 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $3,418 and $3,141 for fiscal years ended October 31, 2024 and October 31, 2023, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $24,490 and $33,054 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $0 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $851,420 for the fiscal year ended October 31, 2024 and $1,191,115 for the fiscal year ended October 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of August 1, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2024 for the following funds:

John Hancock Investment Trust

  John Hancock ESG International Equity Fund

  John Hancock ESG Large Cap Core Fund

  John Hancock Global Environmental Opportunities Fund

  John Hancock Global Thematic Opportunities Fund

  John Hancock International Dynamic Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
ESG International Equity Fund
International equity
October 31, 2024

John Hancock
ESG International Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
11	Notes to financial statements
19	Report of independent registered public accounting firm
20	Tax information
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 98.5%		$93,520,608
(Cost $70,302,645)
Australia 2.4%		2,301,298
CSL, Ltd.	4,845	909,672
Macquarie Group, Ltd.	9,195	1,391,626
Brazil 3.3%		3,091,100
Cia de Saneamento Basico do Estado de Sao Paulo	44,300	705,624
Itau Unibanco Holding SA, ADR	196,199	1,187,004
WEG SA	128,040	1,198,472
Canada 1.6%		1,493,123
Canadian Pacific Kansas City, Ltd.	19,351	1,493,123
China 8.0%		7,610,243
Alibaba Group Holding, Ltd., ADR	9,383	919,346
BYD Company, Ltd., H Shares	56,494	2,040,485
China Merchants Bank Company, Ltd., H Shares	248,275	1,214,941
Ping An Insurance Group Company of China, Ltd., H Shares	229,127	1,419,622
Trip.com Group, Ltd., ADR (A)	31,302	2,015,849
Denmark 2.9%		2,714,467
Novo Nordisk A/S, Class B	18,814	2,110,273
Vestas Wind Systems A/S (A)	31,704	604,194
France 7.8%		7,434,759
AXA SA	58,751	2,205,939
Rexel SA	52,615	1,449,618
Schneider Electric SE	10,706	2,773,373
Veolia Environnement SA	31,680	1,005,829
Germany 10.8%		10,216,667
Beiersdorf AG	5,270	711,417
Deutsche Telekom AG	119,563	3,614,803
Gerresheimer AG	7,137	601,076
Hannover Rueck SE	6,546	1,718,939
Mercedes-Benz Group AG	15,619	948,864
SAP SE	11,228	2,621,568
India 1.7%		1,630,460
HDFC Bank, Ltd., ADR	25,868	1,630,460
Indonesia 1.5%		1,420,350
Bank Rakyat Indonesia Persero Tbk PT	4,659,114	1,420,350
Ireland 2.3%		2,229,996
James Hardie Industries PLC, CHESS Depositary Interest (A)	31,489	1,004,284
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	2

	Shares	Value
Ireland (continued)
Kerry Group PLC, Class A	3,767	$376,230
Kerry Group PLC, Class A (London Stock Exchange)	8,685	849,482
Italy 3.3%		3,108,357
Intesa Sanpaolo SpA	302,245	1,293,611
Prysmian SpA	25,714	1,814,746
Japan 11.6%		10,976,683
Ajinomoto Company, Inc.	24,200	929,661
Hoya Corp.	7,703	1,030,616
Keisei Electric Railway Company, Ltd.	21,900	569,791
Kurita Water Industries, Ltd.	28,551	1,070,798
Kyowa Kirin Company, Ltd.	49,900	822,440
Mitsubishi Electric Corp.	59,100	1,039,719
Mitsubishi UFJ Financial Group, Inc.	152,500	1,607,387
ORIX Corp.	72,704	1,531,865
Sony Group Corp.	67,805	1,193,200
T&D Holdings, Inc.	74,000	1,181,206
Netherlands 4.1%		3,926,602
ASML Holding NV	1,635	1,100,569
ING Groep NV	103,799	1,761,508
Koninklijke Ahold Delhaize NV	32,260	1,064,525
Philippines 1.3%		1,236,535
BDO Unibank, Inc.	472,468	1,236,535
Singapore 2.9%		2,740,018
Oversea-Chinese Banking Corp., Ltd.	238,821	2,740,018
South Africa 2.1%		2,036,842
Naspers, Ltd., N Shares	8,618	2,036,842
South Korea 5.4%		5,094,494
HD Hyundai Electric Company, Ltd.	2,825	661,201
Hyundai Motor Company	6,800	1,047,407
Samsung Electronics Company, Ltd.	22,432	952,485
SK Hynix, Inc.	8,793	1,151,125
SK Telecom Company, Ltd., ADR	56,339	1,282,276
Spain 1.7%		1,631,416
Industria de Diseno Textil SA	28,614	1,631,416
Sweden 1.3%		1,211,492
Atlas Copco AB, B Shares	83,323	1,211,492
Switzerland 4.0%		3,759,263
Cie Financiere Richemont SA, A Shares	4,482	652,581
Novartis AG	14,885	1,615,116
3	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Roche Holding AG	4,813	$1,491,566
Taiwan 8.0%		7,648,291
Airtac International Group	27,000	747,359
Delta Electronics, Inc.	105,858	1,307,440
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	29,356	5,593,492
United Kingdom 10.5%		10,008,152
Ashtead Group PLC	11,793	882,212
AstraZeneca PLC	16,123	2,294,213
ConvaTec Group PLC (B)	453,049	1,249,712
RELX PLC	20,440	937,378
SSE PLC	65,993	1,499,593
The Sage Group PLC	64,053	800,524
Unilever PLC	38,396	2,344,520

Total investments (Cost $70,302,645) 98.5%	$93,520,608
Other assets and liabilities, net 1.5%	1,432,650
Total net assets 100.0%	$94,953,258

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $72,735,457. Net unrealized appreciation aggregated to $20,785,151, of which $23,055,875 related to gross unrealized appreciation and $2,270,724 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $70,302,645)	$93,520,608
Cash	972,012
Foreign currency, at value (Cost $47,357)	45,611
Dividends and interest receivable	330,291
Receivable for fund shares sold	186,143
Receivable from affiliates	1,024
Other assets	16,633
Total assets	95,072,322
Liabilities
Payable for fund shares repurchased	15,243
Payable to affiliates
Accounting and legal services fees	4,553
Transfer agent fees	5,770
Trustees’ fees	277
Other liabilities and accrued expenses	93,221
Total liabilities	119,064
Net assets	$94,953,258
Net assets consist of
Paid-in capital	$86,736,333
Total distributable earnings (loss)	8,216,925
Net assets	$94,953,258

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,774,488 ÷ 797,847 shares)[1]	$14.76
Class I ($43,284,941 ÷ 2,924,945 shares)	$14.80
Class R6 ($39,893,829 ÷ 2,692,661 shares)	$14.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK ESG International Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$3,398,680
Interest	55,481
Less foreign taxes withheld	(327,022)
Total investment income	3,127,139
Expenses
Investment management fees	1,077,649
Distribution and service fees	28,250
Accounting and legal services fees	25,021
Transfer agent fees	93,722
Trustees’ fees	3,741
Custodian fees	73,220
State registration fees	60,885
Printing and postage	23,153
Professional fees	79,303
Other	34,650
Total expenses	1,499,594
Less expense reductions	(283,981)
Net expenses	1,215,613
Net investment income	1,911,526
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,884,164)
(1,884,164)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	29,801,442
29,801,442
Net realized and unrealized gain	27,917,278
Increase in net assets from operations	$29,828,804
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG International Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,911,526	$2,686,241
Net realized loss	(1,884,164)	(12,053,623)
Change in net unrealized appreciation (depreciation)	29,801,442	18,330,379
Increase in net assets resulting from operations	29,828,804	8,962,997
Distributions to shareholders
From earnings
Class A	(211,725)	(69,829)
Class I	(1,786,278)	(1,011,407)
Class R6	(1,267,019)	(489,359)
Total distributions	(3,265,022)	(1,570,595)
From fund share transactions	(72,947,810)	2,991,689
Total increase (decrease)	(46,384,028)	10,384,091
Net assets
Beginning of year	141,337,286	130,953,195
End of year	$94,953,258	$141,337,286
7	JOHN HANCOCK ESG International Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$12.16	$11.49	$16.88	$13.87	$12.78
Net investment income[1]	0.17	0.19	0.29	0.08	0.05
Net realized and unrealized gain (loss) on investments	2.70	0.58	(4.90)	3.00	1.29
Total from investment operations	2.87	0.77	(4.61)	3.08	1.34
Less distributions
From net investment income	(0.27)	(0.10)	(0.29)	(0.07)	(0.25)
From net realized gain	—	—	(0.49)	—	—
Total distributions	(0.27)	(0.10)	(0.78)	(0.07)	(0.25)
Net asset value, end of period	$14.76	$12.16	$11.49	$16.88	$13.87
Total return (%)[2,3]	23.86	6.70	(28.43)	22.22	10.59
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$10	$8	$9	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.42	1.43	1.48	1.59
Expenses including reductions	1.23	1.22	1.22	1.25	1.29
Net investment income	1.22	1.42	2.19	0.46	0.36
Portfolio turnover (%)	28	27	27	28	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG International Equity Fund	8

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$12.19	$11.52	$16.93	$13.90	$12.80
Net investment income[1]	0.21	0.23	0.34	0.18	0.08
Net realized and unrealized gain (loss) on investments	2.71	0.57	(4.93)	2.95	1.30
Total from investment operations	2.92	0.80	(4.59)	3.13	1.38
Less distributions
From net investment income	(0.31)	(0.13)	(0.33)	(0.10)	(0.28)
From net realized gain	—	—	(0.49)	—	—
Total distributions	(0.31)	(0.13)	(0.82)	(0.10)	(0.28)
Net asset value, end of period	$14.80	$12.19	$11.52	$16.93	$13.90
Total return (%)[2]	24.19	6.95	(28.27)	22.57	10.90
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$84	$86	$114	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.17	1.18	1.23	1.34
Expenses including reductions	0.98	0.97	0.97	1.00	1.04
Net investment income	1.47	1.70	2.48	1.05	0.62
Portfolio turnover (%)	28	27	27	28	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9	JOHN HANCOCK ESG International Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$12.20	$11.53	$16.95	$13.91	$12.81
Net investment income[1]	0.23	0.24	0.31	0.20	0.06
Net realized and unrealized gain (loss) on investments	2.71	0.58	(4.89)	2.96	1.33
Total from investment operations	2.94	0.82	(4.58)	3.16	1.39
Less distributions
From net investment income	(0.32)	(0.15)	(0.35)	(0.12)	(0.29)
From net realized gain	—	—	(0.49)	—	—
Total distributions	(0.32)	(0.15)	(0.84)	(0.12)	(0.29)
Net asset value, end of period	$14.82	$12.20	$11.53	$16.95	$13.91
Total return (%)[2]	24.39	7.07	(28.22)	22.73	11.01
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$48	$37	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.06	1.07	1.12	1.23
Expenses including reductions	0.87	0.86	0.86	0.90	0.92
Net investment income	1.62	1.79	2.49	1.21	0.42
Portfolio turnover (%)	28	27	27	28	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG International Equity Fund	10

Notes to financial statements
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
11	JOHN HANCOCK ESG International Equity Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$2,301,298	—	$2,301,298	—
Brazil	3,091,100	$3,091,100	—	—
Canada	1,493,123	1,493,123	—	—
China	7,610,243	2,935,195	4,675,048	—
Denmark	2,714,467	—	2,714,467	—
France	7,434,759	—	7,434,759	—
Germany	10,216,667	—	10,216,667	—
India	1,630,460	1,630,460	—	—
Indonesia	1,420,350	—	1,420,350	—
Ireland	2,229,996	—	2,229,996	—
Italy	3,108,357	—	3,108,357	—
Japan	10,976,683	—	10,976,683	—
Netherlands	3,926,602	—	3,926,602	—
Philippines	1,236,535	—	1,236,535	—
Singapore	2,740,018	—	2,740,018	—
South Africa	2,036,842	—	2,036,842	—
South Korea	5,094,494	1,282,276	3,812,218	—
Spain	1,631,416	—	1,631,416	—
Sweden	1,211,492	—	1,211,492	—
Switzerland	3,759,263	—	3,759,263	—
Taiwan	7,648,291	5,593,492	2,054,799	—
United Kingdom	10,008,152	—	10,008,152	—
Total investments in securities	$93,520,608	$16,025,646	$77,494,962	—
| JOHN HANCOCK ESG International Equity Fund	12

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
13	JOHN HANCOCK ESG International Equity Fund |

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2024 were $2,893.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $1,117,869 and a long-term capital loss carryforward of $14,303,347 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$3,265,022	$1,570,595
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $2,856,294 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals and corporate actions..
| JOHN HANCOCK ESG International Equity Fund	14

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$26,515
Class I	149,576
Class	Expense reduction
Class R6	$107,890
Total	$283,981

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.63% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
15	JOHN HANCOCK ESG International Equity Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,870 for the year ended October 31, 2024. Of this amount, $2,586 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,284 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $69 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$28,250	$13,039
Class I	—	78,322
Class R6	—	2,361
Total	$28,250	$93,722
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
| JOHN HANCOCK ESG International Equity Fund	16

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$7,866,667	3	5.806%	$(3,806)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	193,469	$2,718,488	326,959	$4,315,022
Distributions reinvested	15,824	211,725	5,582	69,829
Repurchased	(211,915)	(2,943,489)	(199,258)	(2,632,758)
Net increase (decrease)	(2,622)	$(13,276)	133,283	$1,752,093
Class I shares
Sold	979,611	$13,641,731	1,983,913	$25,973,982
Distributions reinvested	116,414	1,558,790	48,458	606,689
Repurchased	(5,063,841)	(70,518,171)	(2,593,281)	(34,085,715)
Net decrease	(3,967,816)	$(55,317,650)	(560,910)	$(7,505,044)
Class R6 shares
Sold	870,759	$12,273,651	856,727	$11,343,193
Distributions reinvested	34,814	466,503	9,553	119,604
Repurchased	(2,113,398)	(30,357,038)	(209,069)	(2,718,157)
Net increase (decrease)	(1,207,825)	$(17,616,884)	657,211	$8,744,640
Total net increase (decrease)	(5,178,263)	$(72,947,810)	229,584	$2,991,689
Affiliates of the fund owned 29% of shares of Class R6 on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $34,628,888 and $107,051,040, respectively, for the year ended October 31, 2024.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by
17	JOHN HANCOCK ESG International Equity Fund |

different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 8—Subsequent event
At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, which is expected to be tax-free, of the fund into John Hancock Global Environmental Opportunities Fund, a separate series of the Trust (the Reorganization). A shareholder meeting is scheduled to be held on or about April 3, 2025 to obtain shareholder approval for the reorganization.
| JOHN HANCOCK ESG International Equity Fund	18

 Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock ESG International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock ESG International Equity Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
19	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $3,400,884. The fund intends to pass through foreign tax credits of $323,448.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	20

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Common Asset Management, LLC (the Subadvisor), for John Hancock ESG International Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024  meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services  provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
21	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	22

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the period from December 31, 2016 to December 31, 2023 and underperformed for the one-, three-, and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and peer group median for the one-, three-, and five-year periods including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed
23	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	24

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
25	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
| JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	26

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
27	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988555	469A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
ESG Large Cap Core Fund
U.S. equity
October 31, 2024

John Hancock
ESG Large Cap Core Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ESG LARGE CAP CORE FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 99.0%		$143,015,581
(Cost $84,385,152)
Communication services 8.6%		12,446,939
Diversified telecommunication services 0.9%
Verizon Communications, Inc.	32,248	1,358,608
Entertainment 3.1%
Netflix, Inc. (A)	3,046	2,302,867
Spotify Technology SA (A)	5,770	2,222,027
Interactive media and services 4.6%
Alphabet, Inc., Class A	38,358	6,563,437
Consumer discretionary 8.6%		12,374,425
Automobile components 0.6%
Aptiv PLC (A)	15,081	857,053
Hotels, restaurants and leisure 2.1%
Chipotle Mexican Grill, Inc. (A)	25,740	1,435,520
Marriott International, Inc., Class A	5,860	1,523,717
Specialty retail 5.1%
AutoZone, Inc. (A)	541	1,627,869
The Home Depot, Inc.	4,406	1,734,863
The TJX Companies, Inc.	29,318	3,313,814
Tractor Supply Company	2,592	688,202
Textiles, apparel and luxury goods 0.8%
Lululemon Athletica, Inc. (A)	4,006	1,193,387
Consumer staples 7.1%		10,277,978
Consumer staples distribution and retail 4.7%
Costco Wholesale Corp.	4,361	3,812,299
Sysco Corp.	18,576	1,392,271
Target Corp.	10,599	1,590,274
Household products 1.0%
The Procter & Gamble Company	8,545	1,411,463
Personal care products 1.4%
Unilever PLC, ADR	34,012	2,071,671
Financials 12.3%		17,779,204
Banks 3.0%
Bank of America Corp.	43,256	1,808,966
Fifth Third Bancorp	32,924	1,438,120
The PNC Financial Services Group, Inc.	5,958	1,121,713
Capital markets 1.3%
Intercontinental Exchange, Inc.	11,860	1,848,618
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG LARGE CAP CORE FUND	2

	Shares	Value
Financials (continued)
Consumer finance 0.9%
Ally Financial, Inc.	38,040	$1,333,302
Financial services 3.8%
Mastercard, Inc., Class A	6,780	3,387,220
Visa, Inc., Class A	6,958	2,016,776
Insurance 3.3%
Aflac, Inc.	19,963	2,091,923
The Progressive Corp.	11,253	2,732,566
Health care 11.2%		16,224,824
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc. (A)	3,180	1,513,616
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	2,996	699,836
Stryker Corp.	5,260	1,874,033
Health care providers and services 3.5%
Elevance Health, Inc.	5,393	2,188,264
UnitedHealth Group, Inc.	5,072	2,863,144
Life sciences tools and services 1.0%
Thermo Fisher Scientific, Inc.	2,752	1,503,473
Pharmaceuticals 3.9%
AstraZeneca PLC, ADR	27,432	1,951,787
Merck & Company, Inc.	17,854	1,826,821
Novo Nordisk A/S, ADR	16,113	1,803,850
Industrials 10.4%		14,994,026
Building products 0.8%
Trane Technologies PLC	3,311	1,225,600
Commercial services and supplies 0.9%
Waste Management, Inc.	5,798	1,251,498
Construction and engineering 0.8%
Quanta Services, Inc.	3,778	1,139,558
Electrical equipment 2.7%
Eaton Corp. PLC	7,659	2,539,571
Rockwell Automation, Inc.	5,053	1,347,686
Ground transportation 2.2%
JB Hunt Transport Services, Inc.	6,552	1,183,422
Union Pacific Corp.	8,931	2,072,617
Machinery 0.7%
Xylem, Inc.	8,050	980,329
Professional services 1.0%
Verisk Analytics, Inc.	5,193	1,426,621
3	JOHN HANCOCK ESG LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.3%
Ferguson Enterprises, Inc.	9,287	$1,827,124
Information technology 30.5%		44,006,927
IT services 1.7%
Accenture PLC, Class A	7,158	2,468,222
Semiconductors and semiconductor equipment 9.7%
ASML Holding NV, NYRS	2,187	1,470,867
NVIDIA Corp.	78,250	10,388,470
NXP Semiconductors NV	8,933	2,094,789
Software 13.1%
Adobe, Inc. (A)	3,939	1,883,157
Cadence Design Systems, Inc. (A)	3,360	927,763
Microsoft Corp.	26,490	10,764,212
Palo Alto Networks, Inc. (A)	7,002	2,523,031
ServiceNow, Inc. (A)	3,095	2,887,604
Technology hardware, storage and peripherals 6.0%
Apple, Inc.	38,063	8,598,812
Materials 4.4%		6,431,005
Chemicals 3.5%
Ecolab, Inc.	8,323	2,045,211
International Flavors & Fragrances, Inc.	14,100	1,401,963
Linde PLC	3,618	1,650,351
Containers and packaging 0.9%
Avery Dennison Corp.	6,441	1,333,480
Real estate 4.0%		5,725,246
Industrial REITs 0.7%
Prologis, Inc.	8,711	983,820
Real estate management and development 0.8%
Jones Lang LaSalle, Inc. (A)	4,090	1,108,226
Specialized REITs 2.5%
American Tower Corp.	10,831	2,312,852
Equinix, Inc.	1,454	1,320,348
Utilities 1.9%		2,755,007
Electric utilities 1.3%
NextEra Energy, Inc.	23,760	1,882,980
Water utilities 0.6%
American Water Works Company, Inc.	6,314	872,027

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG LARGE CAP CORE FUND	4

	Yield (%)	Shares	Value
Short-term investments 0.9%			$1,277,477
(Cost $1,277,477)
Short-term funds 0.9%			1,277,477
Federated Government Obligations Fund, Institutional Class	4.7243(B)	1,277,477	1,277,477

Total investments (Cost $85,662,629) 99.9%	$144,293,058
Other assets and liabilities, net 0.1%	200,850
Total net assets 100.0%	$144,493,908

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $85,869,598. Net unrealized appreciation aggregated to $58,423,460, of which $59,918,631 related to gross unrealized appreciation and $1,495,171 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 10-31-24:
United States	88.0%
Ireland	3.2%
United Kingdom	2.8%
Netherlands	2.5%
Sweden	1.5%
Denmark	1.2%
Other countries	0.8%
TOTAL	100.0%
5	JOHN HANCOCK ESG LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $85,662,629)	$144,293,058
Dividends and interest receivable	73,132
Receivable for fund shares sold	413,279
Receivable from affiliates	1,245
Other assets	39,920
Total assets	144,820,634
Liabilities
Due to custodian	1,449
Payable for fund shares repurchased	230,297
Payable to affiliates
Accounting and legal services fees	6,887
Transfer agent fees	13,338
Trustees’ fees	257
Other liabilities and accrued expenses	77,396
Total liabilities	326,726
Net assets	$144,493,908
Net assets consist of
Paid-in capital	$73,452,610
Total distributable earnings (loss)	71,041,298
Net assets	$144,493,908

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($31,911,633 ÷ 1,292,839 shares)[1]	$24.68
Class C ($4,900,404 ÷ 205,997 shares)[1]	$23.79
Class I ($95,330,354 ÷ 3,847,254 shares)	$24.78
Class R6 ($12,351,517 ÷ 497,812 shares)	$24.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$25.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	6

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$1,749,906
Interest	555
Less foreign taxes withheld	(6,350)
Total investment income	1,744,111
Expenses
Investment management fees	1,012,053
Distribution and service fees	123,319
Accounting and legal services fees	25,849
Transfer agent fees	142,825
Trustees’ fees	3,351
Custodian fees	49,903
State registration fees	72,570
Printing and postage	26,906
Professional fees	88,637
Other	22,441
Total expenses	1,567,854
Less expense reductions	(288,885)
Net expenses	1,278,969
Net investment income	465,142
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	13,686,583
13,686,583
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	20,733,343
20,733,343
Net realized and unrealized gain	34,419,926
Increase in net assets from operations	$34,885,068
7	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$465,142	$820,103
Net realized gain	13,686,583	887,849
Change in net unrealized appreciation (depreciation)	20,733,343	8,100,988
Increase in net assets resulting from operations	34,885,068	9,808,940
Distributions to shareholders
From earnings
Class A	(152,732)	(104,707)
Class I	(589,157)	(688,616)
Class R6	(90,209)	(53,213)
Total distributions	(832,098)	(846,536)
From fund share transactions	(3,588,819)	(35,220,861)
Total increase (decrease)	30,464,151	(26,258,457)
Net assets
Beginning of year	114,029,757	140,288,214
End of year	$144,493,908	$114,029,757
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$18.87	$17.70	$22.34	$15.63	$14.48
Net investment income[1]	0.04	0.09	0.05	—[2]	0.06
Net realized and unrealized gain (loss) on investments	5.88	1.16	(4.04)	7.09	1.28
Total from investment operations	5.92	1.25	(3.99)	7.09	1.34
Less distributions
From net investment income	(0.11)	(0.08)	—[2]	(0.05)	(0.07)
From net realized gain	—	—	(0.65)	(0.33)	(0.12)
Total distributions	(0.11)	(0.08)	(0.65)	(0.38)	(0.19)
Net asset value, end of period	$24.68	$18.87	$17.70	$22.34	$15.63
Total return (%)[3,4]	31.49	7.10	(18.36)	46.10	9.29
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$25	$22	$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.31	1.26	1.30	1.46
Expenses including reductions	1.12	1.12	1.12	1.15	1.18
Net investment income	0.18	0.46	0.25	0.01	0.43
Portfolio turnover (%)	30	12	16	14[5]	30

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes merger activity.
9	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$18.23	$17.15	$21.82	$15.34	$14.26
Net investment loss[1]	(0.13)	(0.05)	(0.09)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	5.69	1.13	(3.93)	6.95	1.25
Total from investment operations	5.56	1.08	(4.02)	6.81	1.20
Less distributions
From net realized gain	—	—	(0.65)	(0.33)	(0.12)
Net asset value, end of period	$23.79	$18.23	$17.15	$21.82	$15.34
Total return (%)[2,3]	30.50	6.30	(18.96)	45.03	8.47
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$4	$5	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08	2.06	2.01	2.05	2.21
Expenses including reductions	1.87	1.87	1.87	1.90	1.93
Net investment loss	(0.57)	(0.29)	(0.50)	(0.73)	(0.34)
Portfolio turnover (%)	30	12	16	14[4]	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	10

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$18.94	$17.77	$22.41	$15.67	$14.51
Net investment income[1]	0.10	0.14	0.10	0.06	0.10
Net realized and unrealized gain (loss) on investments	5.90	1.16	(4.04)	7.10	1.28
Total from investment operations	6.00	1.30	(3.94)	7.16	1.38
Less distributions
From net investment income	(0.16)	(0.13)	(0.05)	(0.09)	(0.10)
From net realized gain	—	—	(0.65)	(0.33)	(0.12)
Total distributions	(0.16)	(0.13)	(0.70)	(0.42)	(0.22)
Net asset value, end of period	$24.78	$18.94	$17.77	$22.41	$15.67
Total return (%)[2]	31.82	7.35	(18.13)	46.49	9.58
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$75	$108	$164	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.06	1.01	1.05	1.21
Expenses including reductions	0.87	0.87	0.87	0.90	0.93
Net investment income	0.43	0.73	0.49	0.28	0.64
Portfolio turnover (%)	30	12	16	14[3]	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
11	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$18.96	$17.79	$22.44	$15.69	$14.52
Net investment income[1]	0.12	0.15	0.12	0.07	0.12
Net realized and unrealized gain (loss) on investments	5.91	1.17	(4.05)	7.11	1.28
Total from investment operations	6.03	1.32	(3.93)	7.18	1.40
Less distributions
From net investment income	(0.18)	(0.15)	(0.07)	(0.10)	(0.11)
From net realized gain	—	—	(0.65)	(0.33)	(0.12)
Total distributions	(0.18)	(0.15)	(0.72)	(0.43)	(0.23)
Net asset value, end of period	$24.81	$18.96	$17.79	$22.44	$15.69
Total return (%)[2]	31.97	7.47	(18.07)	46.63	9.75
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$9	$6	$4	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.95	0.91	0.94	1.10
Expenses including reductions	0.76	0.76	0.76	0.79	0.82
Net investment income	0.53	0.80	0.61	0.37	0.77
Portfolio turnover (%)	30	12	16	14[3]	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	12

Notes to financial statements
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
13	JOHN HANCOCK ESG Large Cap Core Fund |

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $2,962.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
| JOHN HANCOCK ESG Large Cap Core Fund	14

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$832,098	$846,536
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $214,792 of undistributed ordinary income and $12,403,046 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s
15	JOHN HANCOCK ESG Large Cap Core Fund |

average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$65,477
Class C	9,977
Class I	188,459
Class	Expense reduction
Class R6	$24,972
Total	$288,885

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
| JOHN HANCOCK ESG Large Cap Core Fund	16

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,781 for the year ended October 31, 2024. Of this amount, $5,158 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $26,623 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $15 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$76,642	$35,384
Class C	46,677	5,387
Class I	—	101,489
Class R6	—	565
Total	$123,319	$142,825
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
17	JOHN HANCOCK ESG Large Cap Core Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	232,594	$5,317,531	371,548	$6,977,369
Distributions reinvested	7,182	152,410	5,980	104,707
Repurchased	(294,745)	(6,759,803)	(284,560)	(5,381,805)
Net increase (decrease)	(54,969)	$(1,289,862)	92,968	$1,700,271
Class C shares
Sold	26,682	$593,792	40,684	$731,077
Repurchased	(33,736)	(744,865)	(64,918)	(1,171,709)
Net decrease	(7,054)	$(151,073)	(24,234)	$(440,632)
Class I shares
Sold	1,062,305	$24,677,307	843,531	$16,047,988
Distributions reinvested	27,660	587,774	29,468	516,869
Repurchased	(1,222,604)	(27,541,798)	(2,999,022)	(56,433,761)
Net decrease	(132,639)	$(2,276,717)	(2,126,023)	$(39,868,904)
Class R6 shares
Sold	133,255	$3,106,098	289,624	$5,467,986
Distributions reinvested	4,243	90,209	3,034	53,213
Repurchased	(131,304)	(3,067,474)	(111,730)	(2,132,795)
Net increase	6,194	$128,833	180,928	$3,388,404
Total net decrease	(188,468)	$(3,588,819)	(1,876,361)	$(35,220,861)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $39,669,756 and $43,837,313, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s
| JOHN HANCOCK ESG Large Cap Core Fund	18

sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
19	JOHN HANCOCK ESG Large Cap Core Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock ESG Large Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock ESG Large Cap Core Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $984,123 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK ESG LARGE CAP CORE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Trillium Asset Management, LLC (the Subadvisor), for John Hancock ESG Large Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.  Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK ESG LARGE CAP CORE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2023. The Board also noted that the fund outperformed the peer group median for the five-year period and underperformed for the one- and three-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the one- and three-year periods including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets
| JOHN HANCOCK ESG LARGE CAP CORE FUND	24

increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK ESG LARGE CAP CORE FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
27	JOHN HANCOCK ESG LARGE CAP CORE FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988566	467A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Environmental Opportunities Fund
International equity
October 31, 2024

John Hancock
Global Environmental Opportunities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
19	Report of independent registered public accounting firm
20	Tax information
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 98.3%		$61,945,907
(Cost $53,812,426)
Canada 9.3%		5,856,543
Stantec, Inc.	19,061	1,546,127
Waste Connections, Inc.	13,338	2,357,492
WSP Global, Inc.	10,926	1,952,924
Denmark 1.9%		1,199,586
Novonesis A/S, B Shares	19,089	1,199,586
France 8.0%		5,051,022
Dassault Systemes SE	19,194	656,917
Legrand SA	11,016	1,243,357
Schneider Electric SE	6,928	1,794,688
Veolia Environnement SA	42,711	1,356,060
Germany 6.0%		3,796,369
Infineon Technologies AG	17,845	564,341
Siemens AG	8,276	1,610,093
Symrise AG	13,479	1,621,935
Ireland 4.0%		2,488,569
Smurfit WestRock PLC	17,300	894,258
Smurfit WestRock PLC (New York Stock Exchange)	590	30,385
Trane Technologies PLC	4,225	1,563,926
Italy 2.4%		1,503,008
Terna - Rete Elettrica Nazionale	173,523	1,503,008
Japan 3.8%		2,425,472
Keyence Corp.	2,700	1,218,817
Tokyo Electron, Ltd.	8,200	1,206,655
Netherlands 2.2%		1,373,187
ASML Holding NV	2,040	1,373,187
Sweden 1.0%		613,789
Hexagon AB, B Shares	65,652	613,789
Switzerland 2.4%		1,514,437
Givaudan SA	319	1,514,437
United States 57.3%		36,123,925
Advanced Drainage Systems, Inc.	9,167	1,373,950
AECOM	18,433	1,968,644
Agilent Technologies, Inc.	15,594	2,032,054
American Water Works Company, Inc.	7,969	1,100,599
Analog Devices, Inc.	3,694	824,168
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	2

	Shares	Value
United States (continued)
ANSYS, Inc. (A)	4,893	$1,567,766
Applied Materials, Inc.	8,627	1,566,491
Autodesk, Inc. (A)	4,110	1,166,418
Bentley Systems, Inc., Class B	18,745	904,634
Cadence Design Systems, Inc. (A)	6,517	1,799,474
Carrier Global Corp.	31,484	2,289,516
Eaton Corp. PLC	6,174	2,047,175
Equinix, Inc.	2,561	2,325,593
ON Semiconductor Corp. (A)	7,384	520,498
PTC, Inc. (A)	7,593	1,407,211
Republic Services, Inc.	12,080	2,391,840
Synopsys, Inc. (A)	4,340	2,229,067
Tetra Tech, Inc.	43,956	2,148,569
Thermo Fisher Scientific, Inc.	3,503	1,913,759
Veralto Corp.	9,457	966,411
Waste Management, Inc.	8,293	1,790,044
Xylem, Inc.	14,699	1,790,044

Total investments (Cost $53,812,426) 98.3%	$61,945,907
Other assets and liabilities, net 1.7%	1,072,245
Total net assets 100.0%	$63,018,152

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $54,021,483. Net unrealized appreciation aggregated to $7,924,424, of which $8,668,969 related to gross unrealized appreciation and $744,545 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
TOTAL	100.0%
3	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $53,812,426)	$61,945,907
Cash	1,116,666
Foreign currency, at value (Cost $54,609)	53,213
Dividends and interest receivable	40,990
Receivable for investments sold	108,860
Receivable from affiliates	1,460
Other assets	30,653
Total assets	63,297,749
Liabilities
Payable for investments purchased	201,930
Payable to affiliates
Accounting and legal services fees	3,002
Transfer agent fees	483
Trustees’ fees	207
Other liabilities and accrued expenses	73,975
Total liabilities	279,597
Net assets	$63,018,152
Net assets consist of
Paid-in capital	$52,019,778
Total distributable earnings (loss)	10,998,374
Net assets	$63,018,152

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($446,181 ÷ 41,492 shares)[1]	$10.75
Class C ($52,578 ÷ 5,010 shares)[1]	$10.49
Class I ($1,771,162 ÷ 163,679 shares)	$10.82
Class R6 ($60,748,231 ÷ 5,606,633 shares)	$10.84
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.32

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	4

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$651,695
Interest	39,219
Less foreign taxes withheld	(43,646)
Total investment income	647,268
Expenses
Investment management fees	528,710
Distribution and service fees	1,723
Accounting and legal services fees	10,433
Transfer agent fees	5,187
Trustees’ fees	2,157
Custodian fees	39,982
State registration fees	72,358
Printing and postage	21,049
Professional fees	100,726
Other	20,458
Total expenses	802,783
Less expense reductions	(255,808)
Net expenses	546,975
Net investment income	100,293
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,690,813
4,690,813
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,408,937
10,408,937
Net realized and unrealized gain	15,099,750
Increase in net assets from operations	$15,200,043
5	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$100,293	$82,034
Net realized gain (loss)	4,690,813	(783,959)
Change in net unrealized appreciation (depreciation)	10,408,937	63,686
Increase (decrease) in net assets resulting from operations	15,200,043	(638,239)
Distributions to shareholders
From earnings
Class I	(390)	(1)
Class R6	(146,253)	(25,725)
Total distributions	(146,643)	(25,726)
From fund share transactions	(8,640,709)	32,382,139
Total increase	6,412,691	31,718,174
Net assets
Beginning of year	56,605,461	24,887,287
End of year	$63,018,152	$56,605,461
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	6

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$8.51	$7.94	$10.67	$10.00
Net investment loss[2]	(0.02)	(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	2.26	0.58[3]	(2.69)	0.69
Total from investment operations	2.24	0.57	(2.73)	0.67
Net asset value, end of period	$10.75	$8.51	$7.94	$10.67
Total return (%)[4,5]	26.32	7.31	(25.68)	6.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	1.78	4.08	3.99[8]
Expenses including reductions	1.21	1.21	1.21	1.22[8]
Net investment loss	(0.18)	(0.08)	(0.43)	(0.73)[9]
Portfolio turnover (%)	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
7	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$8.37	$7.86	$10.65	$10.00
Net investment loss[2]	(0.10)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	2.22	0.58[3]	(2.71)	0.69
Total from investment operations	2.12	0.51	(2.79)	0.65
Net asset value, end of period	$10.49	$8.37	$7.86	$10.65
Total return (%)[4,5]	25.33	6.49	(26.20)	6.50[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35	2.53	4.83	4.74[8]
Expenses including reductions	1.96	1.96	1.96	1.97[8]
Net investment loss	(0.95)	(0.81)	(0.90)	(1.52)[9]
Portfolio turnover (%)	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	8

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$8.55	$7.95	$10.68	$10.00
Net investment income (loss)[2]	0.01	—[3]	—[3]	(0.01)
Net realized and unrealized gain (loss) on investments	2.27	0.60[4]	(2.73)	0.69
Total from investment operations	2.28	0.60	(2.73)	0.68
Less distributions
From net investment income	(0.01)	—[3]	—	—
Net asset value, end of period	$10.82	$8.55	$7.95	$10.68
Total return (%)[5]	26.71	7.55	(25.56)	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.53	3.83	3.74[8]
Expenses including reductions	0.96	0.96	0.96	0.97[8]
Net investment income (loss)	0.09	0.04	0.04	(0.48)[9]
Portfolio turnover (%)	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
9	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$8.56	$7.96	$10.68	$10.00
Net investment income (loss)[2]	0.02	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	2.28	0.59[3]	(2.73)	0.69
Total from investment operations	2.30	0.61	(2.72)	0.68
Less distributions
From net investment income	(0.02)	(0.01)	—	—
Net asset value, end of period	$10.84	$8.56	$7.96	$10.68
Total return (%)[4]	26.92	7.64	(25.47)	6.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$56	$25	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.42	3.72	3.64[6]
Expenses including reductions	0.85	0.85	0.85	0.86[6]
Net investment income (loss)	0.16	0.25	0.09	(0.37)[7]
Portfolio turnover (%)	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	10

Notes to financial statements
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies. The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
11	JOHN HANCOCK Global Environmental Opportunities Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$5,856,543	$5,856,543	—	—
Denmark	1,199,586	—	$1,199,586	—
France	5,051,022	—	5,051,022	—
Germany	3,796,369	—	3,796,369	—
Ireland	2,488,569	1,594,311	894,258	—
Italy	1,503,008	—	1,503,008	—
Japan	2,425,472	—	2,425,472	—
Netherlands	1,373,187	—	1,373,187	—
Sweden	613,789	—	613,789	—
Switzerland	1,514,437	—	1,514,437	—
United States	36,123,925	36,123,925	—	—
Total investments in securities	$61,945,907	$43,574,779	$18,371,128	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on
| JOHN HANCOCK Global Environmental Opportunities Fund	12

ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $2,712.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Global Environmental Opportunities Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $400,974 and a long-term capital loss carryforward of $309,221 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of capital loss carryforwards may be limited in future years.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$146,643	$25,726
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $26,228 of undistributed ordinary income and $3,759,676 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net
| JOHN HANCOCK Global Environmental Opportunities Fund	14

assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, John Hancock Global Thematic Opportunities Fund (a series of John Hancock Investment Trust), Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.) (Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,913
Class C	207
Class I	5,655
Class	Expense reduction
Class R6	$248,033
Total	$255,808

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.42% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an
15	JOHN HANCOCK Global Environmental Opportunities Fund |

annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42 for the year ended October 31, 2024. Of this amount, $7 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,210	$558
Class C	513	59
Class I	—	1,529
Class R6	—	3,041
Total	$1,723	$5,187
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Global Environmental Opportunities Fund	16

Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,714	$154,686	31,239	$281,218
Repurchased	(18,073)	(194,840)	(9,867)	(86,772)
Net increase (decrease)	(3,359)	$(40,154)	21,372	$194,446
Class I shares
Sold	155,933	$1,602,145	26,479	$249,970
Distributions reinvested	33	328	—	1
Repurchased	(23,770)	(258,380)	(6,966)	(62,277)
Net increase	132,196	$1,344,093	19,513	$187,694
Class R6 shares
Sold	—	—	3,444,564	$31,999,999
Repurchased	(922,508)	$(9,944,648)	—	—
Net increase (decrease)	(922,508)	$(9,944,648)	3,444,564	$31,999,999
Total net increase (decrease)	(793,671)	$(8,640,709)	3,485,449	$32,382,139
For the years ended October 31, 2024 and October 31, 2023, there were no Class C shares activity.
Affiliates of the fund owned 100%, 3% and 100% of shares of Class C, Class I and Class R6, respectively, on October 31, 2024. As of October 31, 2024, one shareholder held approximately 21% of the fund. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $26,788,415 and $34,271,528, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. The industrials sector may be affected by general economic conditions, commodity productions and pricing, supply and demand fluctuations, environmental and other government regulation, and technological developments, among other factors.
17	JOHN HANCOCK Global Environmental Opportunities Fund |

Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 9—Subsequent event
At its meeting held on December 12, 2024, the Board of Trustees of the Trust, of which John Hancock ESG International Equity Fund (ESG International Equity) is a separate series, voted to recommend that the shareholders of ESG International Equity approve a reorganization, which is expected to be tax-free, of ESG International Equity into the fund (the Reorganization). A shareholder meeting is scheduled to be held on or about April 3, 2025 to obtain shareholder approval for the reorganization.
| JOHN HANCOCK Global Environmental Opportunities Fund	18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Environmental Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Environmental Opportunities Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period July 21, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period July 21, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
19	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	20

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Pictet Asset Management SA (the Subadvisor), for John Hancock Global Environmental Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024  meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
21	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	22

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2023 and for the period from July 21, 2021 through December 31, 2023. The Board also noted that the fund outperformed the peer group median for the period from July 21, 2021 through December 31, 2023 and underperformed for the one-year period ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index for the one-year period and for the period since inception and peer group median for the one-year period including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board also noted the fund’s relatively limited performance history. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the
23	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	24

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
25	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	26

* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
27	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988595	482A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Thematic Opportunities Fund
International equity
October 31, 2024

John Hancock
Global Thematic Opportunities Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 98.4%		$166,515,888
(Cost $125,342,505)
Brazil 1.0%		1,701,144
Cia de Saneamento Basico do Estado de Sao Paulo	106,800	1,701,144
Canada 4.4%		7,530,405
Lululemon Athletica, Inc. (A)	9,699	2,889,332
WSP Global, Inc.	20,959	3,746,232
Xenon Pharmaceuticals, Inc. (A)	21,767	894,841
Denmark 2.4%		4,036,370
Novo Nordisk A/S, Class B	35,986	4,036,370
France 8.1%		13,754,639
EssilorLuxottica SA	9,390	2,202,496
Hermes International SCA	1,730	3,931,858
L’Oreal SA	10,013	3,756,577
Schneider Electric SE	14,915	3,863,708
Germany 2.3%		3,835,935
Siemens AG	19,717	3,835,935
Indonesia 0.9%		1,540,336
Bank Rakyat Indonesia Persero Tbk PT	5,052,700	1,540,336
Ireland 2.0%		3,402,085
Allegion PLC	24,365	3,402,085
Netherlands 4.5%		7,547,087
ASML Holding NV	6,550	4,409,008
NXP Semiconductors NV	13,382	3,138,079
Sweden 1.2%		2,021,459
Hexagon AB, B Shares	216,219	2,021,459
Switzerland 5.3%		8,917,798
Cie Financiere Richemont SA, A Shares	17,075	2,486,128
Givaudan SA	628	2,981,399
Sika AG	12,388	3,450,271
Taiwan 2.1%		3,606,341
Taiwan Semiconductor Manufacturing Company, Ltd.	115,000	3,606,341
United Kingdom 2.2%		3,644,688
Compass Group PLC	112,225	3,644,688
United States 61.0%		103,211,366
Alphabet, Inc., Class A	28,054	4,800,320
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	2

	Shares	Value
United States (continued)
Amazon.com, Inc. (A)	26,335	$4,908,844
ANSYS, Inc. (A)	2,753	882,089
Booking Holdings, Inc.	742	3,469,778
Boston Scientific Corp. (A)	46,852	3,936,505
Cytokinetics, Inc. (A)	15,411	785,961
Eli Lilly & Company	2,853	2,367,248
Ferguson Enterprises, Inc.	17,031	3,350,679
IDEX Corp.	15,408	3,307,173
IDEXX Laboratories, Inc. (A)	6,801	2,767,463
Intuit, Inc.	6,449	3,935,825
KLA Corp.	4,522	3,012,692
Meta Platforms, Inc., Class A	6,400	3,632,512
Microsoft Corp.	13,304	5,406,080
NextEra Energy, Inc.	65,756	5,211,163
NVIDIA Corp.	39,090	5,189,588
Pool Corp.	8,923	3,226,914
Republic Services, Inc.	22,016	4,359,168
Roper Technologies, Inc.	9,233	4,964,861
Salesforce, Inc.	12,350	3,598,420
SpringWorks Therapeutics, Inc. (A)	28,171	848,792
Synopsys, Inc. (A)	7,201	3,698,506
Thermo Fisher Scientific, Inc.	10,132	5,535,314
TopBuild Corp. (A)	8,899	3,144,729
UnitedHealth Group, Inc.	11,692	6,600,134
Visa, Inc., Class A	24,391	7,069,731
Zoetis, Inc.	17,904	3,200,877
Uruguay 1.0%		1,766,235
MercadoLibre, Inc. (A)	867	1,766,235

Total investments (Cost $125,342,505) 98.4%	$166,515,888
Other assets and liabilities, net 1.6%	2,785,516
Total net assets 100.0%	$169,301,404

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $126,474,603. Net unrealized appreciation aggregated to $40,041,285, of which $43,250,309 related to gross unrealized appreciation and $3,209,024 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Information technology	25.9%
3	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $125,342,505)	$166,515,888
Cash	2,519,102
Foreign currency, at value (Cost $4,846)	4,798
Dividends and interest receivable	325,510
Receivable from affiliates	1,775
Other assets	31,339
Total assets	169,398,412
Liabilities
Payable to affiliates
Accounting and legal services fees	8,097
Transfer agent fees	345
Trustees’ fees	353
Other liabilities and accrued expenses	88,213
Total liabilities	97,008
Net assets	$169,301,404
Net assets consist of
Paid-in capital	$88,266,033
Total distributable earnings (loss)	81,035,371
Net assets	$169,301,404

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,422,974 ÷ 100,769 shares)[1]	$14.12
Class C ($140,515 ÷ 10,281 shares)[1]	$13.67
Class I ($1,839,167 ÷ 129,572 shares)	$14.19
Class R6 ($84,510 ÷ 5,947 shares)	$14.21
Class NAV ($165,814,238 ÷ 11,662,185 shares)	$14.22
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Thematic Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$2,093,246
Interest	71,753
Securities lending	80
Less foreign taxes withheld	(141,984)
Total investment income	2,023,095
Expenses
Investment management fees	1,631,541
Distribution and service fees	5,066
Accounting and legal services fees	38,341
Transfer agent fees	3,584
Trustees’ fees	4,920
Custodian fees	85,733
State registration fees	67,073
Printing and postage	22,725
Professional fees	75,539
Other	45,853
Total expenses	1,980,375
Less expense reductions	(283,695)
Net expenses	1,696,680
Net investment income	326,415
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	50,068,042
Affiliated investments	(11)
50,068,031
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,928,922
12,928,922
Net realized and unrealized gain	62,996,953
Increase in net assets from operations	$63,323,368
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Thematic Opportunities Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$326,415	$1,261,401
Net realized gain	50,068,031	6,691,310
Change in net unrealized appreciation (depreciation)	12,928,922	19,074,125
Increase in net assets resulting from operations	63,323,368	27,026,836
Distributions to shareholders
From earnings
Class A	(6,448)	(1,327)
Class I	(6,686)	(2,650)
Class R6	(1,004)	(455)
Class NAV	(1,692,710)	(1,352,326)
Total distributions	(1,706,848)	(1,356,758)
From fund share transactions	(126,573,178)	(75,365,908)
Total decrease	(64,956,658)	(49,695,830)
Net assets
Beginning of year	234,258,062	283,953,892
End of year	$169,301,404	$234,258,062
7	JOHN HANCOCK Global Thematic Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.84	$9.94	$15.23	$12.56	$12.04
Net investment income (loss)[1]	(0.03)	0.01	(0.01)	(0.03)	0.06
Net realized and unrealized gain (loss) on investments	3.37	0.90	(3.85)	3.49	0.92
Total from investment operations	3.34	0.91	(3.86)	3.46	0.98
Less distributions
From net investment income	(0.06)	(0.01)	—	(0.05)	(0.06)
From net realized gain	—	—	(1.43)	(0.74)	(0.40)
Total distributions	(0.06)	(0.01)	(1.43)	(0.79)	(0.46)
Net asset value, end of period	$14.12	$10.84	$9.94	$15.23	$12.56
Total return (%)[2,3]	30.83	9.15	(27.96)	28.39	8.30
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	1.36	1.26	1.28	1.33
Expenses including reductions	1.20	1.19	1.19	1.19	1.19
Net investment income (loss)	(0.21)	0.11	(0.05)	(0.20)	0.48
Portfolio turnover (%)	42	71	48	43	58

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Thematic Opportunities Fund	8

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.52	$9.72	$15.03	$12.44	$11.96
Net investment loss[1]	(0.13)	(0.07)	(0.10)	(0.15)	(0.03)
Net realized and unrealized gain (loss) on investments	3.28	0.87	(3.78)	3.48	0.91
Total from investment operations	3.15	0.80	(3.88)	3.33	0.88
Less distributions
From net realized gain	—	—	(1.43)	(0.74)	(0.40)
Net asset value, end of period	$13.67	$10.52	$9.72	$15.03	$12.44
Total return (%)[2,3]	29.94	8.23	(28.51)	27.48	7.50
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$1	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11	2.11	2.01	2.03	2.08
Expenses including reductions	1.95	1.94	1.94	1.94	1.94
Net investment loss	(0.95)	(0.68)	(0.77)	(1.01)	(0.22)
Portfolio turnover (%)	42	71	48	43	58

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
9	JOHN HANCOCK Global Thematic Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.89	$9.99	$15.27	$12.59	$12.07
Net investment income (loss)[1]	—[2]	0.04	0.03	(0.01)	0.08
Net realized and unrealized gain (loss) on investments	3.38	0.90	(3.88)	3.51	0.93
Total from investment operations	3.38	0.94	(3.85)	3.50	1.01
Less distributions
From net investment income	(0.08)	(0.04)	—[2]	(0.08)	(0.09)
From net realized gain	—	—	(1.43)	(0.74)	(0.40)
Total distributions	(0.08)	(0.04)	(1.43)	(0.82)	(0.49)
Net asset value, end of period	$14.19	$10.89	$9.99	$15.27	$12.59
Total return (%)[3]	31.17	9.40	(27.83)	28.77	8.53
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.01	1.03	1.08
Expenses including reductions	0.95	0.94	0.94	0.93	0.94
Net investment income (loss)	0.04	0.33	0.28	(0.07)	0.69
Portfolio turnover (%)	42	71	48	43	58

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Thematic Opportunities Fund	10

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.90	$10.00	$15.29	$12.60	$12.07
Net investment income[1]	0.02	0.05	0.03	0.02	0.09
Net realized and unrealized gain (loss) on investments	3.38	0.90	(3.87)	3.51	0.94
Total from investment operations	3.40	0.95	(3.84)	3.53	1.03
Less distributions
From net investment income	(0.09)	(0.05)	(0.02)	(0.10)	(0.10)
From net realized gain	—	—	(1.43)	(0.74)	(0.40)
Total distributions	(0.09)	(0.05)	(1.45)	(0.84)	(0.50)
Net asset value, end of period	$14.21	$10.90	$10.00	$15.29	$12.60
Total return (%)[2]	31.33	9.50	(27.75)	28.85	8.70
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	0.90	0.93	0.97
Expenses including reductions	0.86	0.85	0.85	0.85	0.85
Net investment income	0.16	0.44	0.28	0.16	0.79
Portfolio turnover (%)	42	71	48	43	58

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
[3]	Less than $500,000.
11	JOHN HANCOCK Global Thematic Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$10.91	$10.01	$15.29	$12.60	$12.08
Net investment income[1]	0.02	0.05	0.03	0.03	0.09
Net realized and unrealized gain (loss) on investments	3.39	0.90	(3.86)	3.49	0.93
Total from investment operations	3.41	0.95	(3.83)	3.52	1.02
Less distributions
From net investment income	(0.10)	(0.05)	(0.02)	(0.09)	(0.10)
From net realized gain	—	—	(1.43)	(0.74)	(0.40)
Total distributions	(0.10)	(0.05)	(1.45)	(0.83)	(0.50)
Net asset value, end of period	$14.22	$10.91	$10.01	$15.29	$12.60
Total return (%)[2]	31.32	9.50	(27.67)	28.86	8.62
Ratios and supplemental data
Net assets, end of period (in millions)	$166	$232	$282	$398	$332
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.99	0.89	0.92	0.96
Expenses including reductions	0.85	0.84	0.84	0.84	0.84
Net investment income	0.17	0.48	0.28	0.18	0.78
Portfolio turnover (%)	42	71	48	43	58

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Thematic Opportunities Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
13	JOHN HANCOCK Global Thematic Opportunities Fund |

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,701,144	$1,701,144	—	—
Canada	7,530,405	7,530,405	—	—
Denmark	4,036,370	—	$4,036,370	—
France	13,754,639	—	13,754,639	—
Germany	3,835,935	—	3,835,935	—
Indonesia	1,540,336	—	1,540,336	—
Ireland	3,402,085	3,402,085	—	—
Netherlands	7,547,087	3,138,079	4,409,008	—
Sweden	2,021,459	—	2,021,459	—
Switzerland	8,917,798	—	8,917,798	—
Taiwan	3,606,341	—	3,606,341	—
United Kingdom	3,644,688	—	3,644,688	—
United States	103,211,366	103,211,366	—	—
Uruguay	1,766,235	1,766,235	—	—
Total investments in securities	$166,515,888	$120,749,314	$45,766,574	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Global Thematic Opportunities Fund	14

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of October 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
15	JOHN HANCOCK Global Thematic Opportunities Fund |

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2024 were $3,155.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$1,706,848	$1,356,758
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $5,996,506 of undistributed ordinary income and $34,987,203 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Global Thematic Opportunities Fund	16

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average net assets and (c) 0.790% of the next $500 million of the fund’s aggregate average net assets. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, John Hancock Global Environmental Opportunities Fund (a series of John Hancock Investment Trust), Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.) (Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets, and expenses of Class A, Class C, and Class I shares exceed 1.19%, 1.94%, and 0.94%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, and Class I shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
17	JOHN HANCOCK Global Thematic Opportunities Fund |

Class	Expense reduction
Class A	$2,388
Class C	232
Class I	2,619
Class	Expense reduction
Class R6	$192
Class NAV	278,264
Total	$283,695
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.68% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,394 for the year ended October 31, 2024. Of this amount, $217 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,177 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Global Thematic Opportunities Fund	18

Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,668	$1,693
Class C	1,398	161
Class I	—	1,723
Class R6	—	7
Total	$5,066	$3,584
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,366,667	6	5.81%	$(3,260)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	25,317	$343,569	34,923	$390,166
Distributions reinvested	507	6,448	127	1,327
Repurchased	(63,863)	(825,624)	(42,333)	(474,154)
Net decrease	(38,039)	$(475,607)	(7,283)	$(82,661)
Class C shares
Sold	320	$3,992	6,890	$70,521
Repurchased	(1,158)	(15,098)	(7,085)	(76,262)
Net decrease	(838)	$(11,106)	(195)	$(5,741)
Class I shares
Sold	65,280	$901,214	33,833	$379,954
Distributions reinvested	524	6,686	254	2,650
Repurchased	(12,605)	(171,822)	(25,867)	(290,340)
Net increase	53,199	$736,078	8,220	$92,264
19	JOHN HANCOCK Global Thematic Opportunities Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	460	$6,000	1,064	$12,000
Distributions reinvested	42	531	21	217
Repurchased	(5,000)	(72,889)	—	—
Net increase (decrease)	(4,498)	$(66,358)	1,085	$12,217
Class NAV shares
Sold	24,202	$304,318	13,462	$151,582
Distributions reinvested	132,657	1,692,710	129,285	1,352,326
Repurchased	(9,740,980)	(128,753,213)	(7,041,902)	(76,885,895)
Net decrease	(9,584,121)	$(126,756,185)	(6,899,155)	$(75,381,987)
Total net decrease	(9,574,297)	$(126,573,178)	(6,897,328)	$(75,365,908)
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $80,787,950 and $206,722,276, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 98.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	50.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	24.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Global Thematic Opportunities Fund	20

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$2,121,625	$(2,121,614)	$(11)	—	$80	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
21	JOHN HANCOCK Global Thematic Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Thematic Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Thematic Opportunities Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $8,068,534 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Pictet Asset Management SA (the Subadvisor), for John Hancock Global Thematic Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-year period and underperformed for the three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark and peer group median for the three- and five-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its
| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	26

advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
27	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	28

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
29	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988628	471A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
International Dynamic Growth Fund
International equity
October 31, 2024

John Hancock
International Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 95.1%		$893,761,539
(Cost $700,608,917)
Australia 1.4%		13,410,497
Goodman Group	561,592	13,410,497
Canada 6.3%		59,024,666
Celestica, Inc. (A)	228,800	15,649,920
Dollarama, Inc.	120,800	12,570,627
Shopify, Inc., Class A (A)	195,650	15,301,787
Thomson Reuters Corp.	94,707	15,502,332
Denmark 1.3%		12,245,615
Novo Nordisk A/S, Class B	109,175	12,245,615
France 4.1%		38,659,541
Safran SA	78,843	17,847,330
Schneider Electric SE	80,341	20,812,211
Germany 6.9%		65,194,162
Deutsche Boerse AG	56,915	13,220,104
MTU Aero Engines AG	41,543	13,577,947
SAP SE	164,448	38,396,111
India 2.0%		19,039,397
ICICI Bank, Ltd., ADR	626,090	19,039,397
Ireland 2.3%		21,095,849
Experian PLC	432,238	21,095,849
Italy 3.0%		28,126,083
Ferrari NV	58,919	28,126,083
Japan 16.7%		157,095,941
Fuji Electric Company, Ltd.	36,600	1,863,961
Fujikura, Ltd.	151,300	5,560,768
Hitachi, Ltd.	1,786,000	44,873,000
Japan Exchange Group, Inc.	1,155,600	13,544,863
Mitsubishi Heavy Industries, Ltd.	3,121,600	44,067,477
Nippon Sanso Holdings Corp.	565,300	19,622,701
Tokio Marine Holdings, Inc.	765,300	27,563,171
Netherlands 1.4%		13,031,347
Wolters Kluwer NV	77,529	13,031,347
South Korea 1.5%		14,157,902
HD Hyundai Electric Company, Ltd.	60,490	14,157,902
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	2

	Shares	Value
Switzerland 4.6%		$43,194,897
Novartis AG	166,764	18,094,942
Partners Group Holding AG	7,902	10,871,800
UBS Group AG	465,155	14,228,155
Taiwan 5.2%		49,140,318
Taiwan Semiconductor Manufacturing Company, Ltd.	1,567,000	49,140,318
United Kingdom 16.2%		151,969,078
AstraZeneca PLC, ADR	148,440	10,561,506
BAE Systems PLC	2,032,267	32,754,864
Compass Group PLC	340,981	11,073,907
London Stock Exchange Group PLC	84,687	11,478,194
RELX PLC	646,627	29,876,677
Rolls-Royce Holdings PLC (A)	2,207,784	15,234,677
Shell PLC	289,592	9,668,756
Unilever PLC	512,933	31,320,497
United States 19.0%		178,456,183
Linde PLC	23,853	10,880,546
Meta Platforms, Inc., Class A	79,801	45,293,452
Microsoft Corp.	96,700	39,294,045
Netflix, Inc. (A)	26,421	19,975,069
NVIDIA Corp.	474,639	63,013,071
Uruguay 3.2%		29,920,063

MercadoLibre, Inc. (A)	14,687	29,920,063
Exchange-traded funds 3.0%		$28,338,898
(Cost $28,476,141)
iShares Core MSCI EAFE ETF	384,100	28,338,898

Total investments (Cost $729,085,058) 98.1%	$922,100,437
Other assets and liabilities, net 1.9%	17,406,753
Total net assets 100.0%	$939,507,190

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $730,322,967. Net unrealized appreciation aggregated to $191,777,470, of which $199,517,603 related to gross unrealized appreciation and $7,740,133 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Industrials	30.9%
Information technology	23.5%
3	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $729,085,058)	$922,100,437
Cash	14,224,363
Foreign currency, at value (Cost $40)	39
Dividends and interest receivable	1,860,317
Receivable for fund shares sold	458,506
Receivable for investments sold	10,825,948
Receivable from affiliates	2,753
Other assets	84,700
Total assets	949,557,063
Liabilities
Payable for investments purchased	9,340,794
Payable for fund shares repurchased	487,621
Payable to affiliates
Accounting and legal services fees	42,556
Transfer agent fees	41,643
Trustees’ fees	617
Other liabilities and accrued expenses	136,642
Total liabilities	10,049,873
Net assets	$939,507,190
Net assets consist of
Paid-in capital	$756,502,265
Total distributable earnings (loss)	183,004,925
Net assets	$939,507,190

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($18,840,988 ÷ 1,440,267 shares)[1]	$13.08
Class C ($274,148 ÷ 21,858 shares)[1]	$12.54
Class I ($400,334,625 ÷ 30,298,284 shares)	$13.21
Class R6 ($161,115,260 ÷ 12,159,757 shares)	$13.25
Class NAV ($358,942,169 ÷ 27,068,562 shares)	$13.26
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$9,293,314
Interest	223,727
Securities lending	11,456
Less foreign taxes withheld	(810,762)
Total investment income	8,717,735
Expenses
Investment management fees	5,993,686
Distribution and service fees	43,172
Accounting and legal services fees	143,084
Transfer agent fees	334,753
Trustees’ fees	14,146
Custodian fees	237,941
State registration fees	130,945
Printing and postage	23,881
Professional fees	91,477
Other	38,298
Total expenses	7,051,383
Less expense reductions	(426,004)
Net expenses	6,625,379
Net investment income	2,092,356
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	56,364,406
Affiliated investments	2,125
56,366,531
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	172,946,741
Affiliated investments	(1,362)
172,945,379
Net realized and unrealized gain	229,311,910
Increase in net assets from operations	$231,404,266
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,092,356	$2,387,752
Net realized gain (loss)	56,366,531	(37,657,359)
Change in net unrealized appreciation (depreciation)	172,945,379	57,607,534
Increase in net assets resulting from operations	231,404,266	22,337,927
Distributions to shareholders
From earnings
Class A	—	(65,806)
Class I	(283,980)	(458,802)
Class R6	(124,400)	(150,535)
Class NAV	(1,255,474)	(2,223,274)
Total distributions	(1,663,854)	(2,898,417)
From fund share transactions	226,272,738	144,610,380
Total increase	456,013,150	164,049,890
Net assets
Beginning of year	483,494,040	319,444,150
End of year	$939,507,190	$483,494,040
7	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.15	$8.42	$17.37	$13.24	$10.48
Net investment income (loss)[1]	(0.01)	0.03	0.03	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	3.94	0.75	(5.03)	5.01	2.82
Total from investment operations	3.93	0.78	(5.00)	4.95	2.76
Less distributions
From net investment income	—	(0.05)	—	—	—[2]
From net realized gain	—	—	(3.95)	(0.82)	—
Total distributions	—	(0.05)	(3.95)	(0.82)	—
Net asset value, end of period	$13.08	$9.15	$8.42	$17.37	$13.24
Total return (%)[3,4]	42.95	9.24	(36.14)	38.72	26.39
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$12	$12	$15	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.29	1.29	1.29	1.32
Expenses including reductions	1.20	1.20	1.20	1.20	1.20
Net investment income (loss)	(0.07)	0.28	0.31	(0.35)	(0.50)
Portfolio turnover (%)	83	85	94	133	135

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	8

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.84	$8.15	$17.05	$13.10	$10.44
Net investment loss[1]	(0.10)	(0.04)	(0.06)	(0.19)	(0.14)
Net realized and unrealized gain (loss) on investments	3.80	0.73	(4.89)	4.96	2.80
Total from investment operations	3.70	0.69	(4.95)	4.77	2.66
Less distributions
From net realized gain	—	—	(3.95)	(0.82)	—
Net asset value, end of period	$12.54	$8.84	$8.15	$17.05	$13.10
Total return (%)[2,3]	41.86	8.47	(36.64)	37.71	25.48
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$1	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	2.04	2.03	2.04	2.07
Expenses including reductions	1.95	1.95	1.94	1.95	1.95
Net investment loss	(0.83)	(0.46)	(0.52)	(1.18)	(1.21)
Portfolio turnover (%)	83	85	94	133	135

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
9	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.24	$8.50	$17.46	$13.27	$10.49
Net investment income (loss)[1]	0.03	0.05	0.07	(0.02)	—[2]
Net realized and unrealized gain (loss) on investments	3.96	0.76	(5.08)	5.03	2.80
Total from investment operations	3.99	0.81	(5.01)	5.01	2.80
Less distributions
From net investment income	(0.02)	(0.07)	—	—	(0.02)
From net realized gain	—	—	(3.95)	(0.82)	—
Total distributions	(0.02)	(0.07)	(3.95)	(0.82)	(0.02)
Net asset value, end of period	$13.21	$9.24	$8.50	$17.46	$13.27
Total return (%)[3]	43.28	9.57	(35.99)	39.11	26.64
Ratios and supplemental data
Net assets, end of period (in millions)	$400	$98	$54	$17	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.04	1.04	1.04	1.08
Expenses including reductions	0.95	0.95	0.95	0.95	0.95
Net investment income (loss)	0.24	0.48	0.74	(0.12)	0.01
Portfolio turnover (%)	83	85	94	133	135

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.27	$8.52	$17.49	$13.28	$10.50
Net investment income (loss)[1]	0.04	0.05	0.10	—[2]	(0.01)
Net realized and unrealized gain (loss) on investments	3.97	0.78	(5.12)	5.03	2.82
Total from investment operations	4.01	0.83	(5.02)	5.03	2.81
Less distributions
From net investment income	(0.03)	(0.08)	—	—	(0.03)
From net realized gain	—	—	(3.95)	(0.82)	—
Total distributions	(0.03)	(0.08)	(3.95)	(0.82)	(0.03)
Net asset value, end of period	$13.25	$9.27	$8.52	$17.49	$13.28
Total return (%)[3]	43.40	9.79	(35.98)	39.23	26.82
Ratios and supplemental data
Net assets, end of period (in millions)	$161	$32	$16	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.93	0.93	0.93	0.96
Expenses including reductions	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.33	0.56	1.11	—[5]	(0.07)
Portfolio turnover (%)	83	85	94	133	135

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Less than 0.005%.
11	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.28	$8.53	$17.50	$13.28	$10.50
Net investment income[1]	0.04	0.06	0.07	—[2]	—[2]
Net realized and unrealized gain (loss) on investments	3.97	0.77	(5.09)	5.04	2.81
Total from investment operations	4.01	0.83	(5.02)	5.04	2.81
Less distributions
From net investment income	(0.03)	(0.08)	—	—	(0.03)
From net realized gain	—	—	(3.95)	(0.82)	—
Total distributions	(0.03)	(0.08)	(3.95)	(0.82)	(0.03)
Net asset value, end of period	$13.26	$9.28	$8.53	$17.50	$13.28
Total return (%)[3]	43.36	9.79	(35.91)	39.13	26.92
Ratios and supplemental data
Net assets, end of period (in millions)	$359	$341	$237	$288	$232
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.92	0.92	0.92	0.95
Expenses including reductions	0.83	0.83	0.83	0.83	0.83
Net investment income (loss)	0.31	0.59	0.67	0.01	(0.03)
Portfolio turnover (%)	83	85	94	133	135

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	12

Notes to financial statements
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
13	JOHN HANCOCK International Dynamic Growth Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$13,410,497	—	$13,410,497	—
Canada	59,024,666	$59,024,666	—	—
Denmark	12,245,615	—	12,245,615	—
France	38,659,541	—	38,659,541	—
Germany	65,194,162	—	65,194,162	—
India	19,039,397	19,039,397	—	—
Ireland	21,095,849	—	21,095,849	—
Italy	28,126,083	—	28,126,083	—
Japan	157,095,941	—	157,095,941	—
Netherlands	13,031,347	—	13,031,347	—
South Korea	14,157,902	—	14,157,902	—
Switzerland	43,194,897	—	43,194,897	—
Taiwan	49,140,318	—	49,140,318	—
United Kingdom	151,969,078	10,561,506	141,407,572	—
United States	178,456,183	178,456,183	—	—
Uruguay	29,920,063	29,920,063	—	—
Exchange-traded funds	28,338,898	28,338,898	—	—
Total investments in securities	$922,100,437	$325,340,713	$596,759,724	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK International Dynamic Growth Fund	14

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of October 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
15	JOHN HANCOCK International Dynamic Growth Fund |

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2024 were $5,270.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $10,339,645 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$1,663,854	$2,898,417
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $1,613,754 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK International Dynamic Growth Fund	16

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.790% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $1 billion of the fund’s average daily net assets; (d) 0.730% of the next $1 billion of the fund’s average daily net assets; and (e) 0.710% of the fund’s average daily net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,311
Class C	113
Class I	153,532
Class	Expense reduction
Class R6	$53,641
Class NAV	209,407
Total	$426,004

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
17	JOHN HANCOCK International Dynamic Growth Fund |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.74% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,376 for the year ended October 31, 2024. Of this amount, $3,765 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,611 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $2,500 and $59 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$41,212	$19,014
Class C	1,960	226
| JOHN HANCOCK International Dynamic Growth Fund	18

Class	Distribution and service fees	Transfer agent fees
Class I	—	$311,135
Class R6	—	4,378
Total	$43,172	$334,753
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$7,000,000	2	5.808%	$2,259
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	483,150	$5,964,378	277,765	$2,644,072
Distributions reinvested	—	—	7,459	65,792
Repurchased	(386,105)	(4,669,301)	(341,311)	(3,268,471)
Net increase (decrease)	97,045	$1,295,077	(56,087)	$(558,607)
Class C shares
Sold	10,400	$128,612	9,362	$85,395
Repurchased	(4,685)	(51,663)	(25,225)	(225,644)
Net increase (decrease)	5,715	$76,949	(15,863)	$(140,249)
Class I shares
Sold	25,818,724	$307,683,661	5,606,333	$54,497,716
Distributions reinvested	27,188	283,569	51,480	457,654
Repurchased	(6,151,591)	(73,694,062)	(1,454,330)	(13,842,144)
Net increase	19,694,321	$234,273,168	4,203,483	$41,113,226
Class R6 shares
Sold	9,413,096	$117,566,419	1,740,631	$17,244,792
Distributions reinvested	11,613	121,352	16,895	150,535
Repurchased	(708,999)	(9,009,785)	(174,092)	(1,648,389)
Net increase	8,715,710	$108,677,986	1,583,434	$15,746,938
19	JOHN HANCOCK International Dynamic Growth Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,168,931	$13,957,001	12,234,645	$120,286,459
Distributions reinvested	120,026	1,255,474	249,526	2,223,274
Repurchased	(10,989,821)	(133,262,917)	(3,509,325)	(34,060,661)
Net increase (decrease)	(9,700,864)	$(118,050,442)	8,974,846	$88,449,072
Total net increase	18,811,927	$226,272,738	14,689,813	$144,610,380
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $843,101,253 and $612,944,319, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 38.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	11.6%
JHF II Multimanager Lifestyle Balanced Portfolio	8.2%
JHF II Multimanager Lifestyle Aggressive Portfolio	6.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK International Dynamic Growth Fund	20

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$7,652,989	$63,171,114	$(70,824,866)	$2,125	$(1,362)	$11,456	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
21	JOHN HANCOCK International Dynamic Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock International Dynamic Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Dynamic Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $8,540,824. The fund intends to pass through foreign tax credits of $784,896.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Axiom Investors LLC (the Subadvisor), for John Hancock International Dynamic Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the one- and three-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index and the peer group for the one- and three-year periods ended December 31, 2023. The Board also noted that the fund outperformed its benchmark index and the peer group median since the fund’s inception on April 30, 2019, through December 31, 2023. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	26

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
27	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	28

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
29	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988650	474A 10/24
12/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	December 16, 2024